GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.17

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on behalf of its client, Blue River Mortgage III LLC. The review included a total of 563 newly originated residential mortgage loans, in connection with the securitization identified as GCAT 2025-INV1 (the “Securitization”). The Review was conducted from September 2024 to January 2025 on mortgage loans originated between July 2024 and December 2024.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
●	Validate borrower(s) monthly gross income
●	Validate funds required to close, required reserves
●	Review file documentation for required level of income and asset verifications
ii.	Employment Status
●	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
●	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
●	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
●	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
●	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
●	Review credit report for credit history and required credit depth including any / all inquiries
●	Determine representative credit score from credit report
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower’s occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure

h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in “average” condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.
b.	Review appraisal, determination that property is completely constructed, and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.	Additional valuation products were not required when the CU score provided was 2.5 or below or the appraisal LCA risk score was eligible for Collateral Rep and Warranty relief. In the event the CU score was greater than 2.5 or the LCA score was not eligible for R&W relief, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, based on guidance from the seller, CDA’s were ordered on loans that had an acceptable CU score or R&W eligibility.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (563 loans in total):

Zero (0) loans had a Secondary Appraisal, two hundred thirty-six (236) loans had AVMs, and eighty-seven (87) loans had Desktop Reviews.

If a loan with an AVM or Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed. There were thirty-one (31) occurrences of this.

Zero (0) loans had a Field Review, and zero (0) loans had an Exterior Only Appraisal Review.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 563 mortgage loans reviewed, three hundred eighteen (318) unique mortgage loans (56.48% by loan count) had a total of one thousand six hundred and ninety-three (1,693) different tape discrepancies across fifty-six (56) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Total Qualified Assets Post-Close	188	11.10%
Qualifying Total Debt Income Ratio	170	10.04%
Cash to Close	164	9.69%
Qualifying Housing Debt Income Ratio	132	7.80%
All Other Payments	120	7.09%
Qualifying Total Reserves Number of Months	101	5.97%
Total Qualified Assets for Reserves Post-Close	100	5.91%
Qualifying FICO	74	4.37%
Monthly Property Tax Amount	56	3.31%
Total Monthly Property Insurance Amount	51	3.01%
Borrower 1 Qualifying Income	49	2.89%
Property Address	48	2.84%
Borrower 1 Origination FICO	39	2.30%
Qualifying LTV	39	2.30%
Qualifying CLTV	36	2.13%
Term	32	1.89%
Amortization Term	31	1.83%
Settlement Agent Street Address	27	1.59%
Borrower 2 Origination FICO	24	1.42%
Interested Party Contributions	21	1.24%
Qualifying HLTV	19	1.12%
Monthly HOA $	18	1.06%
Borrower 1 Self-Employment Flag	15	0.89%
Borrower 2 Qualifying Income	12	0.71%
Borrower 1 Citizen	11	0.65%
Settlement Agent Name	10	0.59%
Borrower 1 Last Name	10	0.59%
Qualifying Interest Rate	9	0.53%
Occupancy	9	0.53%
Total Other REO Net Rental Income	8	0.47%
Sales Price	8	0.47%

Borrower 1 FTHB	8	0.47%
Borrower 2 Last Name	5	0.30%
Borrower 2 Self-Employment Flag	5	0.30%
Settlement Agent City	5	0.30%
Borrower 2 First Name	4	0.24%
Property County	4	0.24%
Property City	3	0.18%
Prepayment Penalty Flag	2	0.12%
Number of Units	2	0.12%
Borrower 1 First Name	2	0.12%
Initial Monthly P&I Or IO Payment	2	0.12%
Loan Originator NMLS	2	0.12%
Property Zip Code	2	0.12%
Borrower 2 Birthdate	2	0.12%
Borrower 1 SSN	2	0.12%
Borrower 3 Origination FICO	2	0.12%
Loan Purpose	2	0.12%
Channel	1	0.06%
Resi_Product_Type	1	0.06%
Borrower 4 Origination FICO	1	0.06%
Borrower 2 Citizen	1	0.06%
Borrower 1 Marital Status	1	0.06%
Settlement Agent Zip	1	0.06%
Borrower 2 SSN	1	0.06%
Loan Amount	1	0.06%
Grand Total	1693	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:

Event Grade	Loan Count	Original Principal Balance	Percent of Sample by Loan Count
Event Grade A	528	$202,279,382.00	93.78%
Event Grade B	35	$12,634,736.00	6.22%
Event Grade C	0	$0	0%
Event Grade D	0	$0	0%
Total Sample	563	$214,914,118.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	559	99.29%
Event Grade B	4	0.71%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	563	100.00%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	559	99.29%
Event Grade B	4	0.71%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	563	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	536	95.20%
Event Grade B	27	4.80%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	563	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
	A	HMDA Data Tape Not Provided	546
		Third Party Fraud Report not Provided	98
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	55
		Borrower 1 Credit Report is Incomplete	46
		HMDA Discrepancy(s) Noted	36
		Audited DTI Exceeds AUS DTI	31
		Income and Employment Do Not Meet Guidelines	20
		Borrower 1 3rd Party VOE Prior to Close Missing	19
		Missing US Patriot Act Disclosure or ID	15
		Title Coverage is Less than Subject Lien	10
		Hazard Insurance Effective Date is after the Disbursement Date	10
		Asset Qualification Does Not Meet Guideline Requirements	10
		Hazard insurance dwelling coverage is not sufficient	8
		AUS Partially Provided	7
		Borrower 2 3rd Party VOE Prior to Close Missing	6
		Approval/Underwriting Summary Not Provided	5
		Asset 1 Does Not Meet Guideline Requirements	5
		Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	5
		Borrower 1 Credit Report is Missing	4

Missing Letter of Explanation (Credit)	4
Borrower 1 Lease Agreements Missing	4
Missing income documentation	4
Housing History Does Not Meet Guideline Requirements	4
Purchase Contract is Missing	3
The Note is Missing	3
The Deed of Trust is Missing	3
Borrower 1 Paystubs Less Than 1 Month Provided	3
Missing Lender Income Calculation Worksheet	3
Hazard Insurance Policy is Missing	3
SCIF Document Missing	3
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	3
The Final 1003 is Missing	3
Asset 4 Does Not Meet Guideline Requirements	3
HO6 Master Insurance Policy is Missing	3
Missing VOM or VOR	3
Note Address Does Not Match Deed of Trust Address	3
Flood Insurance Policy Missing	3
Satisfactory Chain of Title not Provided	2
No evidence of required debt payoff	2
The Final 1003 is Incomplete	2
Business Purpose Affidavit/Disclosure Missing	2
Potential Occupancy/Current Address Issues identified in the file	2
Citizenship Documentation Not Provided	2

The Deed of Trust is Incomplete	2
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	2
Title Document is Partially Present	2
1-4 Family Rider is Missing	2
Potential Fraud Reflected on Fraud Report	2
Audited Reserves are less than AUS Required Reserves (Dollar Amount)	2
Purchase Contract is Incomplete	2
HO6 Insurance Policy Effective Date is after the Note Date	2
Borrower 1 Paystubs Missing	2
Audited Reserves are less than AUS Required Reserves (Number of Months)	2
Borrower 1 Personal Tax Returns Missing	2
Verification of Borrower Liabilities Missing or Incomplete	2
Borrower 1 Tax Returns Not Signed	2
Borrower 2 Credit Report is Incomplete	2
Missing Verification of Mortgage	2
Borrower 1 Business Tax Returns Missing	2
ATR: Reasonable Income or Assets Not Considered	1
Borrower 2 Executed 4506-T Missing	1
PUD Rider is Missing	1
Missing Application	1
Asset 3 Does Not Meet Guideline Requirements	1
Borrower 1 1040 Schedule E Missing	1
Audited FICO is less than AUS FICO	1
Missing Lease Agreement	1

Credit	ATR: Current Employment Not Verified	1
	Asset 3 Expired	1
	AUS Not Provided	1
	Flood Insurance Expiration Date is before the Disbursement Date	1
	The Note is Incomplete	1
	Borrower 2 Personal Tax Returns Missing	1
	Income documentation does not meet guidelines	1
	Borrower 1 CPA Letter Missing	1
	Property Title Issue	1
	Borrower is a XXX insider	1
	Audited LTV Exceeds AUS LTV	1
	Approval/Underwriting Summary Partially Provided	1
	Borrower 2 Credit Report is Missing	1
	Asset 5 Does Not Meet Guideline Requirements	1
	Flood Insurance Effective Date is after the Disbursement Date	1
	Borrower 1 IRS Transcripts Do Not Match Income Docs	1
	Income 2 Months Income Verified is Missing	1
	Mortgage history for primary residence less than 12 months	1
	The Initial 1003 is Missing	1
	Asset 2 Does Not Meet Guideline Requirements	1
	Borrower 1 W2/1099 Missing	1
	Asset 1 Expired	1
	Borrower 2 Business Tax Returns Missing	1
	Other Property Insurance Policy Missing	1

	Income/Employment General	1
	Asset 2 Expired	1
	Missing Property Tax Cert	1
	Fraud Report Shows Uncleared Alerts	1
	Total Credit Grade (A) Exceptions:	1074
B	Audited DTI Exceeds AUS DTI	2
	Audited CLTV Exceeds AUS CLTV	1
	Flood Insurance Effective Date is after the Disbursement Date	1
	Audited LTV Exceeds AUS LTV	1
	Total Credit Grade (B) Exceptions:	5
A	Missing Required Affiliated Business Disclosure	16
	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	7
	Charges That Cannot Increase Test	6
	eSigned Documents Consent is Missing	3
	Missing Initial Escrow Disclosure	2
	Lender Credits That Cannot Decrease Test	2
	Initial Closing Disclosure Delivery Date Test	2
	CD: Liability After Foreclosure Not Complete	1
	TRID Disclosure Delivery Date Validation Test	1
	Second Home Rider is Missing	1
	CD: Refinance Statement Not Present	1
	TRID: Closing disclosure loan terms- Prepayment Penalty	1
	Final CD: Closing Date is missing or inaccurate	1
	Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1

Compliance		Cal. Civ. Code § 1799.91 - Cosigner Notice Disclosure was not provided (Disclosure Page v2)	1
		TRID “Section H. Other” Validation Test	1
		CD: General Form Requirements Not Met	1
		TRID Total of Payments Test	1
		Charges That In Total Cannot Increase More Than 10% Test	1
		TRID: Missing Closing Disclosure	1
		Collateral Protection Notice is Missing	1
		NC Rate Spread Home Loan Test	1
		Total Compliance Grade (A) Exceptions:	53
	B	Charges That Cannot Increase Test	3
		TILA Finance Charge Test	1
		Total Compliance Grade (B) Exceptions:	4
Property	A	Third Party Valuation Product Not Provided within 10% Tolerance	172
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	18
		Third Party Valuation Product is Required and Missing	6
		Appraised value unsupported	3
		Condo Approval Missing	3
		The appraiser was not licensed (Primary Value)	2
		Appraisal is Missing	2
		Valuation product is deficient	1
		HOA Questionnaire is Missing	1
		Third Party Valuation Product not Provided	1
		The appraisal was completed “Subject To” and the Completion Certificate in file is incomplete.	1
		UCDP Summary Report is Missing	1

	External Obsolescence Present	1
	Was lowest appraised value used to qualify is No	1
	File does not contain all required valuation documents	1
	Missing HOA/Condo Certification	1
	Total Property Grade (A) Exceptions:	215
B	Property Inspection Waiver Used at Origination	27
	Informational Only - Property Inspection Waiver used at origination.	1
	Total Property Grade (B) Exceptions:	28

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are

Credit Event Grades
not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.